MERGER RELATED EXPENSE (Details)	12 Months Ended			0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RDA Microelectronics, Inc. USD ($)	Dec. 31, 2013 RDA Microelectronics, Inc. Merger Agreement USD ($)	Nov. 11, 2013 Unigroup RDA Microelectronics, Inc. Merger Agreement USD ($)	Nov. 11, 2013 Unigroup RDA Microelectronics, Inc. Merger Agreement CNY	Dec. 31, 2013 Unigroup RDA Microelectronics, Inc. Merger Agreement USD ($)	Dec. 31, 2013 Unigroup RDA Microelectronics, Inc. Merger Agreement CNY	Nov. 11, 2013 Unigroup RDA Microelectronics, Inc. Merger Agreement American Depository Shares USD ($)
Merger related expense
Merger related expense	$ 1,976,000	$ 1,976,000
Purchase price (in dollars per share)								$ 18.5
Termination payment if the acquisition cannot be completed				74,300,000	450,000,000
Deposit for termination fee						51,183,000	312,000,000
Additional fee to be incurred			$ 18,300,000